Organization (Tables)	12 Months Ended
Dec. 31, 2016
Variable Interest Entity [Line Items]
Summary of balance sheet

	December 31, 2016			December 31, 2015
	Held by CCRC	Held by CBPO	Held by WFOE	Held by CCRC	Held by CBPO	Held by WFOE

Assets
Cash	$2,397,440	$2,354	$4,986,891	$7,999,771	$1,957	$650
Restricted cash	500,000			500,000
Other receivables	4,950,500		942
Long term investment		5,000,000

Liabilities
Other payables	$94,285	$5,002,500	$1,872	$64,534	$2,000	$1,030

VIE and VIE's subsidiaries [Member]
Variable Interest Entity [Line Items]
Summary of subsidiaries and variable interest entities

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
China BPO Holdings Limited, (“CBPO”)	March 28, 2014	Hong Kong	100%	Holding company of WFOE

Shandong Juncheng Information Technology Co., Ltd. (“WFOE”)	August 19, 2014	PRC	100%	Holding company

Shandong Taiying Technology Co., Ltd. (“Taiying”)	December 18, 2007	PRC	Contractual arrangements (1)	BPO service provider principally serves North China

Chongqing Central BPO Industry Co., Ltd. (“Central BPO”)	January 28, 2010	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Taiying Technology Co., Ltd. (“JTTC”)	February 25, 2010	PRC	100% (2)	BPO service provider which principally serves East China

Hebei Taiying Communication BPO Co., Ltd. (“HTCC”)	April 20, 2010	PRC	51% (4)	BPO service provider which principally serves North China

Shandong Central BPO Industry Co., Ltd. (“SCBI”)	August 9, 2012	PRC	100% (2)	BPO service provider which principally serves North China

Shandong Taiying Technology Chongqing Branch Company (“STTCB”)	February 22, 2013	PRC	100% (2)	BPO service provider principally serves South China

Shandong Taiying Technology Nanning Branch Company (“STTNB”)	May 28, 2013	PRC	100% (2)	BPO service provider principally serves South China

Jiangsu Central Information Service Co., Ltd. (“JCBI”)	December 12, 2013	PRC	100% (2)	BPO service provider principally serves East China

Anhui Taiying Information Technology Co., Ltd. (“ATIT”)	December 26, 2013	PRC	100% (2)	BPO service provider principally serves East China

Jiangsu Taiying Information Service Co., Ltd. (“JTIS”)	July 1, 2014	PRC	100% (2)	BPO service provider principally serves East China

Nanjing Taiying E-Commercial Business Co., Ltd. (“NTEB”)	December 25, 2014	PRC	100% (2)	BPO service provider principally serves East China

Jiangxi Taiying Technology Co., Ltd. (“JXTT”)	January 8, 2015	PRC	100% (2)	BPO service provider principally serves Southeast China
Xinjiang Taiying Technology Co., Ltd (“XTTC”)	March 20, 2015	PRC	100% (2)	BPO service provider principally serves Northwest, China
Beijing Taiying Technology Co., Ltd. (“BTTC”)	June 30, 2015	PRC	100% (2)	BPO service provider principally serves North China
Zaozhuang Shenggu E-commerce Co., Ltd. (“ZSEC”)	June 16, 2016	PRC	100% (3)	E-commerce service provider for the Company

(1) VIE effectively controlled by WFOE through a series of contractual agreements

(2) Wholly-owned subsidiaries of Taiying

(3) Wholly-owned subsidiary of BTTC

(4) 49% owned by Beijing Jiate Information Technology Co., Ltd., see Note 9 and Note 15 for detailed discussion.

Summary of balance sheet
	December 31, 2016	December 31, 2015

ASSETS
Cash	$8,560,583	$5,621,471
Accounts receivable	13,595,396	8,852,024
Accounts receivable - related party	-	353,513
Notes receivable, current	547,259	125,687
Prepayments	504,780	708,549
Due from related parties	248,866	675,623
Deferred Income Tax Assets	69,864	-
Other current assets	1,042,006	1,045,932
Total current assets of VIE and its subsidiaries	24,568,754	17,382,799
Notes receivable – related party, non-current	907,297	970,620
Property and equipment, net	4,360,976	4,129,561
Deferred tax assets, non-current	-	23,974
Total non-current assets of VIE and its subsidiaries	5,268,273	5,124,155
Total assets of VIE and its subsidiaries	$29,837,027	$22,506,954

LIABILITIES
Accounts payable	$664,838	$310,216
Accounts payable - related party	129,489	-
Accrued liabilities and other payables	3,456,339	3,266,396
Deferred revenue	607,160	-
Wages payable	2,885,735	2,803,294
Income taxes payable	883,654	1,014,595
Short term loans	-	1,748,479
Due to related parties	446,050	-
Deferred tax liabilities, current	-	35,273
Total current liabilities of VIE and its subsidiaries	9,073,265	9,178,253
Total liabilities of VIE and its subsidiaries	$9,073,265	$9,178,253